Leases (right of use assets and lease liabilities) (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of right of use assets and lease liabilities

	Right-of-use assets				Lease liabilities
€ in thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Furniture, fittings and other	Total assets	Total Lease liabilities
Year ended December 31, 2020
Opening net book value	49,039	58	236	49,334	58,901
Additions	117	—	151	267	267
Amortization	(2,309)	(22)	(141)	(2,471)	—
Revaluation due to variable payments	(4,507)	—	2	(4,505)	(6,096)
Termination of contracts	—	—	(33)	(33)	(26)
Lease payments	—	—	—	—	(2,910)
Interest expenses	—	—	—	—	800
Exchange rate differences	782	—	1	782	1,152
Closing net book value	43,121	37	216	43,374	52,088

	Right-of-use assets				Lease liabilities
€ in thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Furniture, fittings and other	Total assets	Total Lease liabilities
Year ended December 31, 2021
Opening net book value	43,121	37	216	43,374	52,088
Additions	7,642	—	231	7,874	7,873
Amortization	(2,628)	(22)	(135)	(2,784)	—
Revaluation	199	—	3	202	202
Termination of contracts	—	—	(41)	(41)	(44)
Lease payments	—	—	—	—	(3,601)
Interest expenses	—	—	—	—	802
Exchange rate differences	(341)	—	3	(339)	(496)
Closing net book value	47,993	15	278	48,285	56,822

Schedule of other amounts recognized in the consolidated income statements

€ in thousand	Year ended December 31,
	2021	2020	2019
Expense relating to short-term leases (included in other income and expenses)	340	96	146
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in other income and expenses)	21	—	3
Income relating to revaluation of lease liabilities (included in other income and expenses)	42	1,591	—
Expenses relating to termination of lease contracts (included in other income and expenses)	(38)	(7)	—